PROFIT ON DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Profit on Disposal of Subsidiaries [Abstract]
PROFIT ON DISPOSAL OF SUBSIDIARIES
4	PROFIT ON DISPOSAL OF SUBSIDIARIES

Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corporation, to Vivi Holdings, Inc. ("Vivi"), together with its ownership interest of 99.9% of Qpagos Corporations' two Mexican entities: QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. (the "Sale"). The Sale was conducted pursuant to a Stock Purchase Agreement (the "Purchase Agreement") between the Company and Vivi, dated August 5, 2019. The Purchase Agreement contains customary representations, warranties and covenants made by Company and Vivi.

As consideration for the Acquisition, and in accordance with the Purchase Agreement, Vivi issued an aggregate of 2,250,000 fully-paid and non-assessable shares of its common stock (the "Shares") as follows: 2,047,500 Shares to the Company; 56,250 Shares to the Company's designee, Mr. Andrey Novikov; 33,750 Shares to the Company's designee, the Joseph W. & Patricia G. Abrams Family Trust; and 112,500 Shares to the Company's designee, Mr. Gaston Pereira. In addition, in connection with the closing of the Sale, the Company received an unsecured non-interest bearing promissory note from Qpagos Corporation. relating to refunds of certain Value Added Tax amounts anticipated to be received for tax years 2015 through 2019 (each, a "VAT Refund") from the Mexican Tax Administration, or the applicable Mexican governmental authority. QPAGOS Corporation. has agreed to diligently file the VAT Refund for tax years 2015 through 2019 and to pay the Company forty-six percent of each VAT Refund received by it, up to $130,000.

The Company no longer has any business operations in Mexico and has retained its U.S. operations based in Northridge, California.

Year ended December 31, 2019

Proceeds on disposal
Shares in Vivi Holdings, Inc.	$1,120,836
Promissory note from Qpagos Corporation	130,000
Kiosks to be transferred to Innovative Payment Solutions	50,000
Gross proceeds	1,300,836

Vivi Holdings, Inc. shares distributed as deal related fees	(100,875)
Deal related expenses	(28,328)
Net proceeds	$1,171,633

Assets disposed of:
Cash	$59,551
Inventory	150,117
Accounts receivable	10,863
Recoverable IVA and tax credits	170,981
Other current assets	186,093
Intangible assets	39,417
Plant and equipment	178,778
Other non-current assets	12,849
808,649
Liabilities assumed by purchaser
Accounts payable and other payables	(355,652)
Notes payable	(43,000)
IVA and other taxes payable	(14,923)
Advances from customers	(195,344)
Net	(608,919)
Net assets sold	$199,730
Net profit realized on disposal	$971,903